Property and equipment	12 Months Ended
Dec. 31, 2019
Property and equipment [Abstract]
Property and equipment

27.  Property and equipment

a)  Composition of property and equipment by class

	R$ thousand
	Annual depreciation rate	Cost	Accumulated depreciation	Net
Buildings	4%	7,847,887	(1,365,046)	6,482,841
Land	-	967,928	-	967,928
Installations, properties and equipment for use	10%	6,690,473	(2,965,884)	3,724,589
Security and communication systems	10%	375,712	(221,860)	153,852
Data processing systems	20%	9,167,330	(5,977,994)	3,189,336
Transportation systems	20%	211,510	(70,834)	140,676
Balance on December 31, 2019 (1)		25,260,840	(10,601,618)	14,659,222

Buildings	4%	2,611,299	(480,093)	2,131,206
Land	-	976,869	-	976,869
Installations, properties and equipment for use	10%	6,324,483	(3,161,651)	3,162,832
Security and communication systems	10%	379,099	(236,293)	142,806
Data processing systems	20%	4,231,789	(2,677,882)	1,553,907
Transportation systems	20%	92,403	(60,760)	31,643
Financial leases of data processing systems	20%	3,474,958	(2,647,385)	827,573
Balance on December 31, 2018		18,090,900	(9,264,064)	8,826,836

(1) Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16. Depreciation for these assets is calculated linearly by the lease term.

Depreciation charges in 2019 amounted to R$2,737,383 thousand (2018 - R$1,460,013 thousand).

We enter into lease agreements as a lessee for data processing equipment and properties, which are recorded as buildings and equipment leased in property, plant and equipment. According to this accounting method, both the asset and the obligation are recognized in the consolidated financial statements and the depreciation of the asset is calculated based on the same depreciation policy as for similar assets. See Note 37 for disclosure of the obligation.

b)    Change in property and equipment by class

	R$ thousand
	Buildings	Land	Installations, properties and equipment for use	Security and communications systems	Data processing systems	Transportation systems	Total
Balance on December 31, 2017	1,670,141	982,720	2,783,484	135,349	2,822,322	38,459	8,432,475
Additions	766,074	143,103	1,045,155	39,005	390,398	5,698	2,389,433
Write-offs	(12,168)	(278,602)	(160,587)	(6,141)	(1,924)	-	(459,422)
Impairment	(60,371)	-	-	(653)	(30,670)	-	(91,694)
Depreciation	(111,274)	-	(512,825)	(24,754)	(798,646)	(12,514)	(1,460,013)
Transfer	(121,196)	129,648	-	-	-	-	8,452
Balance from an acquired institution	-	-	7,605	-	-	-	7,605
Balance on December 31, 2018	2,131,206	976,869	3,162,832	142,806	2,381,480	31,643	8,826,836
Initial adoption - IFRS 16	4,136,603	-	31,215	-	-	8,793	4,176,611
Adjusted balance on January 1, 2019	6,267,809	976,869	3,194,047	142,806	2,381,480	40,436	13,003,447
Additions	1,321,052	18,380	1,898,293	43,111	1,913,392	113,816	5,308,044
Write-offs	(59,792)	(27,321)	(786,791)	(6,291)	(8,359)	(861)	(889,415)
Impairment	-	-	(2,123)	(1,806)	(21,499)	(43)	(25,471)
Depreciation	(1,046,228)	-	(578,837)	(23,968)	(1,075,678)	(12,672)	(2,737,383)
Balance on December 31, 2019 (1)	6,482,841	967,928	3,724,589	153,852	3,189,336	140,676	14,659,222

 (1) Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.